DESCRIPTION OF THE PLAN (Details Narrative) - EBP 001 [Member]			12 Months Ended
	Jul. 01, 2025 USD ($) Participants	Apr. 01, 2025 USD ($) Participants	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, Number of Participants | Participants	14	70
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 609,682	$ 3,710,053
Employee Benefit Plans Vesting Percentage			100.00%
Employee benefit plan participant contribution automatic increased rate			6.00%
Employer contribution eligible compensation percentage, description			The Company may contribute to the Plan a matching contribution and employer discretionary contribution. The matching contribution is equal to 100% of the participant’s elective deferrals that do not exceed 3% of the participant’s eligible compensation. Matching contributions are subject to vesting requirements.
EBP, Employer Contribution, Matching Amount			$ 487,618
Maximum borrowing capacity, percentage			50.00%
Employee benefit plan description of participants beneficiary			Separated participants with vested account balances exceeding $7,000 may delay the timing of the receipt of benefits subject to minimum distribution rules required by law. Participants with a balance of $7,000 or less may be paid out without the participant’s consent in a single-sum payment or by direct rollover to an individual retirement account (“IRA”) or other eligible retirement plan as soon as reasonably practicable following the date of employment termination.
EBP, forfeited nonvested account			$ 22,589	$ 83,016
EBP, forfeited nonvested account, employer contribution			$ 138,051
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, participant contribution, automatic, annual increase deferral rate			1.00%
Maximum borrowing capacity			$ 1,000
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, participant contribution, automatic, annual increase deferral rate			90.00%
Maximum borrowing capacity			$ 50,000